UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trident Investment Management, LLC

Address:   777 Third Avenue
           New York, New York 10017


Form 13F File Number: 028-13816


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Krishnamurthy Narayanan
Title:  Managing Member
Phone:  (212) 350-4710

Signature,  Place,  and  Date  of  Signing:

/s/ Krishnamurthy Narayanan        New York, New York                 1/17/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      103,083
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
CLAYMORE EXCHANGE TRD FD TR GUGG S&P GBL WTR 18383Q507      561   29,946 SH       SOLE                 29,946      0    0
DISNEY WALT CO              COM DISNEY       254687106    2,293   61,145 SH       SOLE                 61,145      0    0
ENCANA CORP                 COM              292505104      283   15,260 SH       SOLE                 15,260      0    0
EXXON MOBIL CORPORATION     COM              30231G102    2,424   28,595 SH       SOLE                 28,595      0    0
ISHARES INC                 MSCI CDA INDEX   464286509    4,614  173,444 SH       SOLE                173,444      0    0
ISHARES INC                 MSCI EMU INDEX   464286608      528   19,000 SH       SOLE                 19,000      0    0
ISHARES TR                  MSCI EMERG MKT   464287234    5,228  137,801 SH       SOLE                137,801      0    0
ISHARES TR                  S&P GBL HLTHCR   464287325    2,500   44,553 SH       SOLE                 44,553      0    0
JOHNSON & JOHNSON           COM              478160104    4,705   71,739 SH       SOLE                 71,739      0    0
MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100   13,119  255,162 SH       SOLE                255,162      0    0
MICROSOFT CORP              COM              594918104    2,189   84,324 SH       SOLE                 84,324      0    0
POWERSHARES ETF TRUST       WATER RESOURCE   73935X575    1,201   71,401 SH       SOLE                 71,401      0    0
POWERSHS DB MULTI SECT COMM DB AGRICULT FD   73936B408    1,035   36,000 SH       SOLE                 36,000      0    0
ROYAL DUTCH SHELL PLC       SPONS ADR A      780259206    2,389   32,688 SH       SOLE                 32,688      0    0
SELECT SECTOR SPDR TR       SBI HEALTHCARE   81369Y209   15,780  455,045 SH       SOLE                455,045      0    0
SELECT SECTOR SPDR TR       SBI CONS STPLS   81369Y308   21,407  659,140 SH       SOLE                659,140      0    0
SELECT SECTOR SPDR TR       SBI INT-ENERGY   81369Y506    8,702  126,017 SH       SOLE                126,017      0    0
SELECT SECTOR SPDR TR       SBI INT-UTILS    81369Y886    8,547  237,679 SH       SOLE                237,679      0    0
SPDR GOLD TRUST             GOLD SHS         78463V107    3,253   21,500 SH       SOLE                 21,500      0    0
SPDR INDEX SHS FDS          EURO STOXX 50    78463X202      737   25,100 SH       SOLE                 25,100      0    0
TOTAL S A                   SPONSORED ADR    89151E109    1,588   31,074 SH       SOLE                 31,074      0    0


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